united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

HCM Defender 100 Index ETF

(QQH) NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Defender 100 Index ETF for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-100/. You can also request this information by contacting us at 1-770-642-4902.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 100 Index ETF	$96	0.85%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. We believe that throughout the reporting period, the Fund's systematic, rules-based investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure in accordance with its investment process. While this positioning helped manage downside risk during periods of market weakness, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the implementation of the HCM-BuyLine® investment process and the Fund's systematic, rules-based approach to managing equity exposure. Defensive positioning helped mitigate downside risk during periods of market weakness but created temporary headwinds as markets rapidly recovered following sharp declines. As market conditions improved and the HCM-BuyLine® turned positive, the Fund's allocation to leveraged ETFs contributed positively to performance by increasing participation in the market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market uptrends.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Defender 100 Index ETF - NAV
HCM Defender 100 Index
Nasdaq-100® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,538
$34,577
$34,229
10/09/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25
06/30/26

Table Summary
	HCM Defender 100 Index ETF - NAV	HCM Defender 100 Index	Nasdaq-100® Index
10/09/19	$10,000	$10,000	$10,000
06/30/20	$12,111	$12,542	$13,304
06/30/21	$19,210	$18,158	$19,205
06/30/22	$14,809	$15,127	$15,292
06/30/23	$18,922	$19,632	$20,358
06/30/24	$24,731	$25,588	$26,622
06/30/25	$27,223	$28,140	$30,910
06/30/26	$34,577	$34,229	$41,538

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (October 9, 2019)
HCM Defender 100 Index ETF - NAV	27.01%	12.47%	20.26%
HCM Defender 100 Index	21.64%	13.52%	20.07%
Nasdaq-100® Index	34.38%	16.68%	23.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-770-642-4902.

Fund Statistics

  Net Assets$766,467,649
  Number of Portfolio Holdings99
  Advisory Fee $5,177,157
  Portfolio Turnover75%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	80.4%
Exchange-Traded Funds	19.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
48.3%
Equity
19.6%
Communications
11.6%
Consumer Discretionary
10.0%
Consumer Staples
4.3%
Health Care
2.6%
Industrials
1.6%
Utilities
0.8%
Materials
0.8%
Energy
0.3%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	0.3%
Materials	0.8%
Utilities	0.8%
Industrials	1.6%
Health Care	2.6%
Consumer Staples	4.3%
Consumer Discretionary	10.0%
Communications	11.6%
Equity	19.6%
Technology	48.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ProShares UltraPro QQQ	19.6%
Apple, Inc.	9.0%
NVIDIA Corporation	7.3%
Microsoft Corporation	5.7%
Amazon.com, Inc.	4.2%
Tesla, Inc.	4.1%
Meta Platforms, Inc., Class A	3.7%
Micron Technology, Inc.	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

HCM Defender 100 Index ETF

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://howardcmfunds.com/fund/hcm-defender-100/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-QQH

HCM Defender 500 Index ETF

(LGH) NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about HCM Defender 500 Index ETF for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-500/. You can also request this information by contacting us at 1-770-642-4902.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 500 Index ETF	$94	0.86%

How did the Fund perform during the reporting period?

The Fund operated in a dynamic market environment characterized by periods of strong equity appreciation, elevated volatility, and rapid shifts in investor sentiment. We believe that throughout the reporting period, the Fund's systematic, rules-based investment process provided a disciplined framework for managing risk while seeking to participate in sustained market uptrends.

As market conditions weakened during the reporting period, the HCM-BuyLine® generated defensive signals, prompting the Adviser to reduce equity exposure in accordance with its investment process. While this positioning helped manage downside risk during periods of market weakness, the sharp recovery that followed created whipsaw effects as markets quickly reversed course before the Adviser fully reestablished equity exposure.

Performance reflected the implementation of the HCM-BuyLine® investment process and the Fund's systematic, rules-based approach to managing equity exposure. Defensive positioning helped mitigate downside risk during periods of market weakness but created temporary headwinds as markets rapidly recovered following sharp declines. As market conditions improved and the HCM-BuyLine® turned positive, the Fund's allocation to leveraged ETFs contributed positively to performance by increasing participation in the market recovery. The Adviser remained committed to its disciplined, rules-based investment process designed to balance downside risk management with participation in longer-term market uptrends.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	HCM Defender 500 Index ETF - NAV	HCM Defender 500 Index	S&P 500® Index
10/09/19	$10,000	$10,000	$10,000
06/30/20	$10,078	$10,559	$10,772
06/30/21	$16,047	$15,005	$15,166
06/30/22	$13,953	$13,307	$13,556
06/30/23	$15,916	$15,084	$16,212
06/30/24	$20,130	$18,243	$20,193
06/30/25	$22,242	$20,431	$23,255
06/30/26	$26,186	$23,908	$28,447

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (October 9, 2019)
HCM Defender 500 Index ETF - NAV	17.73%	10.29%	15.39%
HCM Defender 500 Index	17.02%	9.76%	13.84%
S&P 500® Index	22.32%	13.41%	16.82%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-770-642-4902.

Fund Statistics

  Net Assets$580,633,925
  Number of Portfolio Holdings419
  Advisory Fee $4,284,018
  Portfolio Turnover64%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	80.7%
Exchange-Traded Funds	19.3%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.5%
Equity
19.3%
Communications
9.2%
Consumer Discretionary
7.2%
Financials
7.2%
Health Care
7.0%
Industrials
6.5%
Consumer Staples
3.6%
Energy
2.5%
Utilities
1.5%
Materials
1.2%
Real Estate
1.2%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	1.2%
Materials	1.2%
Utilities	1.5%
Energy	2.5%
Consumer Staples	3.6%
Industrials	6.5%
Health Care	7.0%
Financials	7.2%
Consumer Discretionary	7.2%
Communications	9.2%
Equity	19.3%
Technology	33.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Direxion Daily S&P 500 Bull 3X ETF	19.3%
NVIDIA Corporation	6.7%
Apple, Inc.	6.2%
Microsoft Corporation	3.9%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	1.8%
Meta Platforms, Inc., Class A	1.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

HCM Defender 500 Index ETF

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://howardcmfunds.com/fund/hcm-defender-500/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-LGH

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $ 37,500

2025 - $ 37,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $ 8,300

2025 – $ 8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025, and 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025, and 2026 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark H. Taylor, Mr. John Palancia, Ms. Patricia Luscombe and Mr. Jeffrey Young.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

HCM Defender 100 Index ETF

QQH

HCM Defender 500 Index ETF

LGH

Annual Financial Statements

and Additional Information

June 30, 2026

1-770-642-4902

www.howardcmetfs.com

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.3%
	ADVERTISING & MARKETING - 0.4%
5,736	AppLovin Corporation, Class A(a)	$2,955,359

	AEROSPACE & DEFENSE - 0.4%
1,621	Axon Enterprise, Inc.(a)	908,749
7,892	Honeywell Aerospace Inc.(a)	1,744,763
4,382	Rocket Lab Corporation(a)	445,430
		3,098,942
	AUTOMOTIVE - 4.1%
73,875	Tesla, Inc.(a)	31,071,825

	BEVERAGES - 1.0%
4,886	Coca-Cola Europacific Partners plc	488,942
31,508	Keurig Dr Pepper, Inc.	1,031,257
17,145	Monster Beverage Corporation(a)	1,647,977
33,832	PepsiCo, Inc.	4,580,853
		7,749,029
	BIOTECH & PHARMA - 1.8%
3,002	Alnylam Pharmaceuticals, Inc.(a)	903,692
13,314	Amgen, Inc.	4,821,266
30,322	Gilead Sciences, Inc.	3,830,881
2,446	Regeneron Pharmaceuticals, Inc.	1,525,179
6,191	Vertex Pharmaceuticals, Inc.(a)	3,075,255
		14,156,273
	CABLE & SATELLITE - 0.6%
1,859	Charter Communications, Inc., Class A(a)	264,368
87,209	Comcast Corporation, Class A	2,140,981
13,157	Space Exploration Technologies Corporation, Class A(a)	2,248,005
		4,653,354
	CHEMICALS - 0.8%
11,553	Linde PLC	5,995,314

	COMMERCIAL SUPPORT SERVICES - 0.2%
8,559	Cintas Corporation	1,455,715

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	E-COMMERCE DISCRETIONARY - 4.8%
135,703	Amazon.com, Inc.(a)	$32,343,453
10,290	eBay, Inc.	1,149,908
1,101	MercadoLibre, Inc.(a)	1,868,826
18,055	PDD Holdings, Inc. - ADR(a)	1,377,235
		36,739,422
	ELECTRIC UTILITIES - 0.8%
13,209	American Electric Power Company, Inc.	1,807,123
7,417	Constellation Energy Corporation	1,842,161
25,608	Exelon Corporation	1,193,845
15,467	Xcel Energy, Inc.	1,242,000
		6,085,129
	ELECTRICAL EQUIPMENT - 0.2%
7,892	Honeywell International, Inc.	1,767,019

	ENTERTAINMENT CONTENT - 0.4%
5,382	Electronic Arts, Inc.	1,103,525
1,751	Take-Two Interactive Software, Inc.(a)	437,715
55,031	Warner Bros Discovery, Inc.(a)	1,467,127
		3,008,367
	FOOD - 0.3%
31,840	Mondelez International, Inc., Class A	1,841,626
21,692	The Kraft Heinz Company	512,365
		2,353,991
	INDUSTRIAL SUPPORT SERVICES - 0.2%
30,570	Fastenal Company	1,468,277

	INTERNET MEDIA & SERVICES – 10.0%
9,701	Airbnb, Inc., Class A(a)	1,388,213
46,147	Alphabet, Inc., Class A	16,491,553
46,423	Alphabet, Inc., Class C	16,402,639
25,777	Booking Holdings, Inc.	4,594,492
7,919	DoorDash, Inc., Class A(a)	1,461,293
50,118	Meta Platforms, Inc., Class A	28,230,969

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	INTERNET MEDIA & SERVICES – 10.0% (Continued)
110,746	Netflix, Inc.(a)	$7,907,264
		76,476,423
	LEISURE FACILITIES & SERVICES - 0.6%
5,618	Marriott International Inc, Class A	2,081,975
27,014	Starbucks Corporation	2,760,560
		4,842,535
	MEDICAL EQUIPMENT & DEVICES - 0.7%
9,707	Dexcom, Inc.(a)	653,766
10,936	GE HealthCare Technologies, Inc.	700,013
1,871	IDEXX Laboratories, Inc.(a)	984,969
8,314	Intuitive Surgical, Inc.(a)	3,306,313
		5,645,061
	OIL & GAS PRODUCERS - 0.1%
4,800	Diamondback Energy, Inc.	843,744

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
24,307	Baker Hughes Company	1,349,039

	RETAIL - CONSUMER STAPLES - 3.0%
11,209	Costco Wholesale Corporation	10,485,683
109,335	Walmart, Inc.	12,383,282
		22,868,965
	RETAIL - DISCRETIONARY - 0.5%
20,424	O’Reilly Automotive, Inc.(a)	1,880,846
7,669	Ross Stores, Inc.	1,632,347
		3,513,193
	SEMICONDUCTORS - 26.1%
32,818	Advanced Micro Devices, Inc.(a)	19,064,304
10,129	Analog Devices, Inc.	4,022,935
16,551	Applied Materials, Inc.	11,966,373
67,395	Broadcom, Inc.	25,458,461
89,914	Intel Corporation(a)	12,554,692
26,230	KLA Corporation	7,913,853
25,141	Lam Research Corporation	10,894,350

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	SEMICONDUCTORS - 26.1% (Continued)
19,930	Marvell Technology, Inc.	$5,936,948
12,931	Microchip Technology, Inc.	1,179,307
22,522	Micron Technology, Inc.	25,996,919
468	Monolithic Power Systems, Inc.	646,944
277,835	NVIDIA Corporation	55,592,004
6,257	NXP Semiconductors N.V.	1,758,405
21,472	QUALCOMM, Inc.	3,967,811
3,146	Sandisk Corporation(a)	7,153,155
1,562	Teradyne, Inc.	755,758
18,493	Texas Instruments, Inc.	5,512,209
		200,374,428
	SOFTWARE - 9.8%
9,707	Adobe, Inc.(a)	1,990,129
5,107	Autodesk, Inc.(a)	992,903
6,086	Cadence Design Systems, Inc.(a)	2,284,198
5,805	Crowdstrike Holdings, Inc., Class A(a)	4,430,028
7,440	Datadog, Inc., Class A(a)	1,937,078
14,792	Fortinet, Inc.(a)	2,272,347
6,265	Intuit, Inc.	1,635,165
118,081	Microsoft Corporation	44,046,574
49,116	Palantir Technologies, Inc., Class A(a)	5,730,364
16,585	Palo Alto Networks, Inc.(a)	5,655,817
2,501	Roper Technologies, Inc.	846,313
5,845	Strategy, Inc., Class A(a)	508,106
4,389	Synopsys, Inc.(a)	1,957,801
5,221	Workday, Inc., Class A(a)	639,155
		74,925,978
	TECHNOLOGY HARDWARE - 11.8%
237,541	Apple, Inc.	68,734,864
97,712	Cisco Systems, Inc.	11,477,252
785	Lumentum Holdings, Inc.(a)	673,577
4,816	Seagate Technology Holdings PLC	4,647,440
8,145	Western Digital Corporation	5,202,374
		90,735,507

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.3% (Continued)
	TECHNOLOGY SERVICES - 0.5%
9,465	Automatic Data Processing, Inc.	$2,119,686
11,301	Cognizant Technology Solutions Corporation, Class A	437,688
7,678	Paychex, Inc.	754,978
21,431	PayPal Holdings, Inc.	925,391
		4,237,743
	TELECOMMUNICATIONS - 0.3%
11,834	T-Mobile US, Inc.	1,984,917

	TRANSPORTATION & LOGISTICS - 0.4%
45,100	CSX Corporation	2,143,603
4,581	Old Dominion Freight Line, Inc.	992,245
		3,135,848
	TRANSPORTATION EQUIPMENT - 0.2%
12,950	PACCAR, Inc.	1,555,554

	WHOLESALE - DISCRETIONARY - 0.1%
20,528	Copart, Inc.(a)	578,684

	TOTAL COMMON STOCKS (Cost $462,250,941)	615,625,635

	EXCHANGE-TRADED FUND — 19.6%
	EQUITY - 19.6%
1,857,072	ProShares UltraPro QQQ (Cost $110,610,365)	150,422,832

	TOTAL INVESTMENTS - 99.9% (Cost $572,861,306)	$766,048,467
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	419,182
	NET ASSETS - 100.0%	$766,467,649

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6%
	ADVERTISING & MARKETING - 0.2%
1,483	AppLovin Corporation, Class A(a)	$764,086
2,053	Omnicom Group, Inc.	149,520
		913,606
	AEROSPACE & DEFENSE - 1.7%
422	Axon Enterprise, Inc.(a)	236,577
5,210	Boeing Company (The)(a)	1,127,809
1,407	General Dynamics Corporation	498,416
7,330	General Electric Company	2,739,442
2,268	Honeywell Aerospace Inc.(a)	501,299
2,864	Howmet Aerospace, Inc.	770,015
1,185	L3Harris Technologies, Inc.	344,349
1,638	Lockheed Martin Corporation	834,495
858	Northrop Grumman Corporation	436,988
1,323	Rocket Lab Corporation(a)	134,483
9,643	RTX Corporation	1,829,566
329	TransDigm Group, Inc.	438,241
		9,891,680
	APPAREL & TEXTILE PRODUCTS - 0.0%(b)
7,307	NIKE, Inc., Class B	299,952

	ASSET MANAGEMENT - 0.8%
577	Ameriprise Financial, Inc.	264,705
2,343	Apollo Global Management, Inc.	277,200
1,424	Ares Management Corporation, Class A	158,505
1,044	Blackrock, Inc.	1,003,870
4,214	Blackstone, Inc.	495,861
11,801	Charles Schwab Corporation (The)	1,088,879
3,716	KKR & Company, Inc.	341,054
490	LPL Financial Holdings, Inc.	138,023
1,041	Raymond James Financial, Inc.	158,263
4,065	Robinhood Markets, Inc., Class A(a)	407,638
1,107	T Rowe Price Group, Inc.	125,855
		4,459,853

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	AUTOMOTIVE - 1.8%
25,169	Ford Motor Company	$349,849
6,002	General Motors Company	462,634
22,823	Tesla, Inc.(a)	9,599,355
		10,411,838
	BANKING - 2.8%
45,793	Bank of America Corporation	2,609,285
12,440	Citigroup, Inc.	1,741,102
2,451	Citizens Financial Group, Inc.	171,742
4,260	Fifth Third Bancorp	240,136
9,540	Huntington Bancshares Inc	169,144
22,096	JPMorgan Chase & Company	7,232,683
4,908	KeyCorporation	113,129
961	M&T Bank Corporation	228,728
2,405	PNC Financial Services Group, Inc. (The)	592,159
5,748	Regions Financial Corporation	173,590
8,574	Truist Financial Corporation	427,157
9,548	US Bancorp	576,699
23,842	Wells Fargo & Company	1,970,303
		16,245,857
	BEVERAGES - 0.8%
28,380	Coca-Cola Company (The)	2,306,442
956	Constellation Brands, Inc., Class A	132,970
8,120	Keurig Dr Pepper, Inc.	265,768
4,188	Monster Beverage Corporation(a)	402,551
9,852	PepsiCo, Inc.	1,333,961
		4,441,692
	BIOTECH & PHARMA - 4.3%
12,725	AbbVie, Inc.	3,202,119
774	Alnylam Pharmaceuticals, Inc.(a)	232,997
3,935	Amgen, Inc.	1,424,942
877	Biogen, Inc.(a)	189,485
14,485	Bristol-Myers Squibb Company	834,626
6,913	Eli Lilly & Company	8,291,660
9,063	Gilead Sciences, Inc.	1,145,019

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	BIOTECH & PHARMA - 4.3% (Continued)
19,542	Johnson & Johnson	$4,963,082
18,080	Merck & Company, Inc.	2,323,280
40,814	Pfizer, Inc.	982,801
631	Regeneron Pharmaceuticals, Inc.	393,454
1,802	Vertex Pharmaceuticals, Inc.(a)	895,107
2,627	Zoetis, Inc.	188,776
		25,067,348
	CABLE & SATELLITE - 0.1%
483	Charter Communications, Inc., Class A(a)	68,687
26,246	Comcast Corporation, Class A	644,340
		713,027
	CHEMICALS - 0.7%
1,443	Air Products and Chemicals, Inc.	423,059
4,467	Corteva, Inc.	378,310
4,079	Dow, Inc.	111,601
756	DuPont de Nemours, Inc.	102,544
1,542	Ecolab, Inc.	429,617
1,462	International Flavors & Fragrances, Inc.	115,820
3,408	Linde PLC	1,768,547
1,440	PPG Industries, Inc.	174,658
1,180	Qnity Electronics, Inc.	192,706
1,421	Sherwin-Williams Company (The)	489,278
		4,186,140
	COMMERCIAL SUPPORT SERVICES - 0.2%
2,114	Cintas Corporation	359,549
1,248	Republic Services, Inc.	265,924
2,540	Waste Management, Inc.	566,115
		1,191,588
	CONSTRUCTION MATERIALS - 0.2%
4,033	CRH PLC	431,531
417	Martin Marietta Materials, Inc.	240,484
890	Vulcan Materials Company	262,559
		934,574

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	CONTAINERS & PACKAGING - 0.0%(b)
2,880	International Paper Company	$109,728
503	Packaging Corporation of America	119,855
		229,583
	DATA CENTER REIT - 0.2%
2,184	Digital Realty Trust, Inc.	392,203
704	Equinix, Inc.	733,843
		1,126,046
	DIVERSIFIED INDUSTRIALS - 0.5%
3,449	3M Company	558,427
967	Dover Corporation	216,879
3,664	Emerson Electric Company	524,502
1,748	Illinois Tool Works, Inc.	472,782
908	Parker-Hannifin Corporation	888,132
		2,660,722
	E-COMMERCE DISCRETIONARY - 3.4%
80,804	Amazon.com, Inc.(a)	19,258,826
2,653	eBay, Inc.	296,473
		19,555,299
	ELECTRIC UTILITIES - 1.5%
1,465	Alliant Energy Corporation	111,765
1,894	Ameren Corporation	214,098
3,532	American Electric Power Company, Inc.	483,213
3,723	CenterPoint Energy, Inc.	163,961
2,025	CMS Energy Corporation	154,913
2,379	Consolidated Edison, Inc.	263,189
1,976	Constellation Energy Corporation	490,779
5,876	Dominion Energy, Inc.	401,272
1,437	DTE Energy Company	218,956
5,726	Duke Energy Corporation	724,797
2,199	Edison International	163,716
2,754	Entergy Corporation	316,324
2,311	Eversource Energy	167,016
6,602	Exelon Corporation	307,785
3,114	FirstEnergy Corporation	148,040

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	ELECTRIC UTILITIES - 1.5% (Continued)
15,622	NextEra Energy, Inc.	$1,371,142
708	NRG Energy, Inc.	103,410
14,924	PG&E Corporation	251,022
5,380	PPL Corporation	195,563
3,242	Public Service Enterprise Group, Inc.	263,121
4,431	Sempra	410,798
8,303	Southern Company (The)	794,679
1,968	Vistra Corporation	312,184
2,280	WEC Energy Group, Inc.	266,236
3,990	Xcel Energy, Inc.	320,397
		8,618,376
	ELECTRICAL EQUIPMENT - 1.7%
1,351	AMETEK, Inc.	326,861
8,231	Amphenol Corporation, Class A	1,451,290
947	Bloom Energy Corporation, Class A(a)	286,657
4,916	Carrier Global Corporation	360,589
2,739	Eaton Corporation PLC	1,167,143
1,766	Fortive Corporation	107,885
1,963	GE Vernova, Inc.	2,306,251
2,268	Honeywell International, Inc.	507,693
292	Hubbell, Inc.	152,774
3,714	Johnson Controls International plc	542,653
1,115	Keysight Technologies, Inc.(a)	390,328
2,594	Otis Worldwide Corporation	185,730
647	Rockwell Automation, Inc.	320,317
1,792	TE Connectivity plc	361,285
1,569	Trane Technologies PLC	770,630
1,603	Trimble, Inc.(a)	82,042
2,398	Vertiv Holdings Company, Class A	802,898
		10,123,026
	ENGINEERING & CONSTRUCTION - 0.2%
224	Comfort Systems USA, Inc.	443,957
136	EMCOR Group, Inc.	112,864

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	ENGINEERING & CONSTRUCTION - 0.2% (Continued)
892	Quanta Services, Inc.	$642,275
		1,199,096
	ENTERTAINMENT CONTENT - 0.4%
1,302	Electronic Arts, Inc.	266,962
3,681	ROBLOX Corporation, Class A(a)	200,173
1,032	Take-Two Interactive Software, Inc.(a)	257,979
12,430	Walt Disney Company (The)	1,196,387
13,560	Warner Bros Discovery, Inc.(a)	361,510
		2,283,011
	FOOD - 0.2%
3,076	General Mills, Inc.	107,045
1,070	Hershey Company (The)	187,732
8,194	Mondelez International, Inc., Class A	473,941
4,797	The Kraft Heinz Company	113,305
1,633	Tyson Foods, Inc., Class A	93,489
		975,512
	GAMING REIT - 0.0%(b)
7,462	VICI Properties, Inc.	198,116

	GAS & WATER UTILITIES - 0.1%
1,195	American Water Works Company, Inc.	157,238
1,132	Atmos Energy Corporation	195,010
		352,248
	HEALTH CARE FACILITIES & SERVICES - 1.3%
1,476	Cardinal Health, Inc.	350,639
1,161	Cencora, Inc.	328,540
2,804	Centene Corporation(a)	179,989
1,734	Cigna Group (The)	478,029
9,464	CVS Health Corporation	979,051
1,327	Elevance Health, Inc.	513,191
951	HCA Healthcare, Inc.	370,785
798	Humana, Inc.	316,982
908	IQVIA Holdings, Inc.(a)	175,444
594	Labcorp Holdings, Inc.	166,320

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.3% (Continued)
913	McKesson Corporation	$689,863
821	Quest Diagnostics, Inc.	174,011
6,342	UnitedHealth Group, Inc.	2,635,924
		7,358,768
	HEALTH CARE REIT - 0.2%
3,123	Ventas, Inc.	277,322
5,095	Welltower, Inc.	1,156,412
		1,433,734
	HOME CONSTRUCTION - 0.1%
1,451	DR Horton, Inc.	236,339
1,176	Lennar Corporation, Class A	106,416
15	NVR, Inc.(a)	102,201
1,292	PulteGroup, Inc.	177,275
		622,231
	HOUSEHOLD PRODUCTS - 0.6%
1,659	Church & Dwight Company, Inc.	160,724
5,015	Colgate-Palmolive Company	459,775
1,414	Estee Lauder Companies, Inc. (The), Class A	111,635
12,166	Kenvue, Inc.	232,492
2,174	Kimberly-Clark Corporation	238,640
16,875	Procter & Gamble Company (The)	2,474,551
		3,677,817
	INDUSTRIAL REIT - 0.1%
6,530	Prologis, Inc.	884,619

	INDUSTRIAL SUPPORT SERVICES - 0.2%
8,314	Fastenal Company	399,321
408	United Rentals, Inc.	462,220
275	WW Grainger, Inc.	374,110
		1,235,651
	INFRASTRUCTURE REIT - 0.1%
3,021	American Tower Corporation, Class A	494,145
2,471	Crown Castle, Inc.	187,129

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	INFRASTRUCTURE REIT - 0.1% (Continued)
734	SBA Communications Corporation, Class A	$129,522
		810,796
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
4,489	Bank of New York Mellon Corporation (The)	649,154
712	Cboe Global Markets, Inc.	172,781
2,674	CME Group, Inc.	590,499
1,149	Coinbase Global, Inc., Class A(a)	167,972
2,181	Goldman Sachs Group, Inc. (The)	2,205,799
1,281	Interactive Brokers Group, Inc., Class A	111,498
3,567	Intercontinental Exchange, Inc.	439,133
8,674	Morgan Stanley	1,813,214
2,445	Nasdaq, Inc.	192,715
1,026	Northern Trust Corporation	178,360
1,867	State Street Corporation	316,643
		6,837,768
	INSURANCE - 2.1%
2,837	Aflac, Inc.	332,638
1,726	Allstate Corporation (The)	410,684
3,407	American International Group, Inc.	253,924
1,150	Aon PLC, Class A	381,444
2,202	Arch Capital Group Ltd.(a)	213,726
1,672	Arthur J. Gallagher & Company	383,841
11,198	Berkshire Hathaway, Inc., Class B(a)	5,603,367
1,578	Brown & Brown, Inc.	101,229
2,590	Chubb Ltd.	882,517
972	Cincinnati Financial Corporation	179,956
1,906	Hartford Insurance Group, Inc. (The)	252,583
81	Markel Group, Inc.(a)	158,194
3,059	Marsh & McLennan Companies, Inc.	509,844
3,487	MetLife, Inc.	295,035
1,130	Principal Financial Group, Inc.	121,791
4,271	Progressive Corporation (The)	933,000
2,160	Prudential Financial, Inc.	233,129
1,410	Travelers Companies, Inc. (The)	465,469

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	INSURANCE - 2.1% (Continued)
1,595	W R Berkley Corporation	$112,495
549	Willis Towers Watson PLC	143,492
		11,968,358
	INTERNET MEDIA & SERVICES - 8.0%
2,373	Airbnb, Inc., Class A(a)	339,576
46,637	Alphabet, Inc., Class A	16,666,664
40,499	Alphabet, Inc., Class C	14,309,512
5,568	Booking Holdings, Inc.	992,440
1,945	DoorDash, Inc., Class A(a)	358,911
641	Expedia Group, Inc.	164,019
17,296	Meta Platforms, Inc., Class A	9,742,664
36,291	Netflix, Inc.(a)	2,591,177
13,929	Uber Technologies, Inc.(a)	1,005,117
395	VeriSign, Inc.	99,366
		46,269,446
	LEISURE FACILITIES & SERVICES - 0.8%
7,606	Chipotle Mexican Grill, Inc.(a)	258,604
814	Darden Restaurants, Inc.	167,692
1,448	Hilton Worldwide Holdings, Inc.	478,506
1,922	Las Vegas Sands Corporation	88,777
1,453	Marriott International Inc, Class A	538,467
5,260	McDonald’s Corporation	1,421,831
1,496	Royal Caribbean Cruises Ltd.	475,025
8,059	Starbucks Corporation	823,549
1,639	Yum! Brands, Inc.	262,011
		4,514,462
	MACHINERY - 0.9%
3,403	Caterpillar, Inc.	3,623,854
1,765	Deere & Company	1,119,592
2,405	Ingersoll Rand, Inc.	197,186
1,739	Veralto Corporation	154,215
1,632	Xylem Inc	192,919
		5,287,766

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.4%
12,492	Abbott Laboratories	$1,133,524
1,756	Agilent Technologies, Inc.	233,249
1,699	Becton Dickinson and Company	257,110
9,074	Boston Scientific Corporation(a)	387,278
4,244	Danaher Corporation	808,397
2,514	Dexcom, Inc.(a)	169,318
3,367	Edwards Lifesciences Corporation(a)	304,579
2,828	GE HealthCare Technologies, Inc.	181,020
455	IDEXX Laboratories, Inc.(a)	239,530
2,485	Intuitive Surgical, Inc.(a)	988,235
8,981	Medtronic PLC	702,584
117	Mettler-Toledo International, Inc.(a)	149,469
916	ResMed, Inc.	178,510
709	STERIS plc	149,294
2,417	Stryker Corporation	760,968
2,511	Thermo Fisher Scientific, Inc.	1,258,915
640	Waters Corporation(a)	240,026
399	West Pharmaceutical Services, Inc.	143,241
1,087	Zimmer Biomet Holdings, Inc.	93,580
		8,378,827
	METALS & MINING - 0.2%
9,279	Freeport-McMoRan, Inc.	583,556
8,022	Newmont Corporation	749,255
		1,332,811
	OIL & GAS PRODUCERS - 2.3%
1,436	Cheniere Energy, Inc.	343,218
13,899	Chevron Corporation	2,303,898
9,330	ConocoPhillips	969,947
7,042	Devon Energy Corporation	290,975
1,139	Diamondback Energy, Inc.	200,213
3,559	EOG Resources, Inc.	461,709
3,731	EQT Corporation	198,377
35,297	Exxon Mobil Corporation	4,825,807
13,307	Kinder Morgan, Inc.	425,425

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	OIL & GAS PRODUCERS - 2.3% (Continued)
1,890	Marathon Petroleum Corporation	$483,216
4,752	Occidental Petroleum Corporation	230,805
3,770	ONEOK, Inc.	327,764
2,660	Phillips 66	449,673
1,326	Targa Resources Corporation	355,554
380	Texas Pacific Land Corporation	166,303
2,004	Valero Energy Corporation	521,922
8,183	Williams Companies, Inc. (The)	608,324
		13,163,130
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
5,994	Baker Hughes Company	332,667
5,593	Halliburton Company	189,882
9,194	SLB Ltd.	427,429
		949,978
	REAL ESTATE SERVICES - 0.0%(b)
1,786	CBRE Group, Inc., Class A(a)	240,556

	RENEWABLE ENERGY - 0.0%(b)
531	First Solar, Inc.(a)	125,295

	RESIDENTIAL REIT - 0.1%
929	AvalonBay Communities, Inc.	175,293
2,587	Equity Residential	175,735
421	Essex Property Trust, Inc.	122,759
4,025	Invitation Homes, Inc.	121,595
		595,382
	RETAIL - CONSUMER STAPLES - 1.5%
3,711	Costco Wholesale Corporation	3,471,529
1,336	Dollar General Corporation	153,787
1,063	Dollar Tree, Inc.(a)	128,570
3,975	Kroger Company (The)	220,732
3,144	Target Corporation	410,638
36,258	Walmart, Inc.	4,106,580
		8,491,836

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	RETAIL - DISCRETIONARY - 1.1%
106	AutoZone, Inc.(a)	$338,770
1,966	Carvana Company(a)	129,402
585	Ferguson Enterprises, Inc.	138,838
7,127	Home Depot, Inc. (The)	2,513,550
4,064	Lowe’s Companies, Inc.	896,071
5,083	O’Reilly Automotive, Inc.(a)	468,093
1,903	Ross Stores, Inc.	405,054
8,307	TJX Companies, Inc. (The)	1,258,511
3,466	Tractor Supply Company	109,560
297	Ulta Beauty, Inc.(a)	133,941
		6,391,790
	RETAIL REIT - 0.1%
5,818	Realty Income Corporation	360,483
2,098	Simon Property Group, Inc.	469,218
		829,701
	SELF-STORAGE REIT - 0.1%
1,126	Extra Space Storage, Inc.	163,608
1,059	Public Storage	337,090
		500,698
	SEMICONDUCTORS - 16.6%
11,456	Advanced Micro Devices, Inc.(a)	6,654,905
3,483	Analog Devices, Inc.	1,383,343
5,790	Applied Materials, Inc.	4,186,170
38,048	Broadcom, Inc.	14,372,631
613	Coherent Corp.(a)	241,810
31,992	Intel Corporation(a)	4,467,043
9,200	KLA Corporation	2,775,732
8,829	Lam Research Corporation	3,825,871
5,948	Marvell Technology, Inc.	1,771,850
3,570	Microchip Technology, Inc.	325,584
8,902	Micron Technology, Inc.	10,275,489
273	Monolithic Power Systems, Inc.	377,384
195,229	NVIDIA Corporation	39,063,370
773	NXP Semiconductors N.V.	217,236

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	SEMICONDUCTORS - 16.6% (Continued)
2,205	ON Semiconductor Corporation(a)	$208,461
7,640	QUALCOMM, Inc.	1,411,796
930	Sandisk Corporation(a)	2,114,569
1,010	Teradyne, Inc.	488,678
6,597	Texas Instruments, Inc.	1,966,368
		96,128,290
	SOFTWARE - 6.2%
2,438	Adobe, Inc.(a)	499,839
866	Atlassian Corporation, Class A(a)	67,366
1,399	Autodesk, Inc.(a)	271,994
1,639	Cadence Design Systems, Inc.(a)	615,149
1,755	Cloudflare, Inc., Class A(a)	430,466
869	CoreWeave, Inc., Class A(a)	86,500
1,464	Crowdstrike Holdings, Inc., Class A(a)	1,117,237
1,929	Datadog, Inc., Class A(a)	502,234
4,054	Fortinet, Inc.(a)	622,775
1,573	Intuit, Inc.	410,553
60,568	Microsoft Corporation	22,593,074
451	MongoDB, Inc.(a)	151,491
10,430	Oracle Corporation	1,528,517
14,406	Palantir Technologies, Inc., Class A(a)	1,680,748
4,943	Palo Alto Networks, Inc.(a)	1,685,662
791	PTC, Inc.(a)	89,866
597	Roper Technologies, Inc.	202,019
6,420	Salesforce, Inc.	1,005,757
5,917	ServiceNow, Inc.(a)	587,440
1,957	Snowflake, Inc., Class A(a)	498,057
1,513	SS&C Technologies Holdings, Inc.	93,882
1,005	Strategy, Inc., Class A(a)	87,365
1,137	Synopsys, Inc.(a)	507,182
1,002	Veeva Systems, Inc., Class A(a)	177,825
1,354	Workday, Inc., Class A(a)	165,757
1,952	Zoom Video Communications, Inc.(a)	168,477
		35,847,232

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	SPECIALTY FINANCE - 0.4%
3,729	American Express Company	$1,261,335
4,512	Capital One Financial Corporation	905,197
2,128	Synchrony Financial	161,834
		2,328,366
	SPECIALTY REIT - 0.0%(b)
1,871	Iron Mountain, Inc.	236,326

	STEEL - 0.1%
1,390	Nucor Corporation	309,622
810	Steel Dynamics, Inc.	185,863
		495,485
	TECHNOLOGY HARDWARE - 8.3%
124,206	Apple, Inc.	35,940,247
7,281	Arista Networks, Inc.(a)	1,236,896
909	Ciena Corporation(a)	445,919
28,498	Cisco Systems, Inc.	3,347,375
5,596	Corning, Inc.	1,429,386
1,731	Dell Technologies, Inc., Class C	746,857
1,009	Garmin Ltd.	239,678
8,732	Hewlett Packard Enterprise Company	393,901
5,601	HP, Inc.	122,886
691	Jabil, Inc.	266,367
496	Lumentum Holdings, Inc.(a)	425,598
1,083	Motorola Solutions, Inc.	449,759
1,085	NetApp, Inc.	167,915
1,246	Seagate Technology Holdings PLC	1,202,390
3,890	Super Micro Computer, Inc.(a)	114,094
323	Teledyne Technologies, Inc.(a)	215,409
2,397	Western Digital Corporation	1,531,012
		48,275,689
	TECHNOLOGY SERVICES - 2.5%
4,165	Accenture PLC, Class A	518,293
2,448	Automatic Data Processing, Inc.	548,230

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	TECHNOLOGY SERVICES - 2.5% (Continued)
3,238	Block, Inc.(a)	$246,088
670	Broadridge Financial Solutions, Inc.	91,757
808	CDW Corp	113,637
2,627	Cognizant Technology Solutions Corporation, Class A	101,744
334	Corpay, Inc.(a)	111,312
2,824	CoStar Group, Inc.(a)	79,976
846	Equifax, Inc.	134,277
157	Fair Isaac Corporation(a)	187,580
3,386	Fidelity National Information Services, Inc.	131,648
3,584	Fiserv, Inc.(a)	175,795
1,551	Global Payments, Inc.	112,541
6,630	International Business Machines Corporation	1,864,422
677	Leidos Holdings, Inc.	69,711
6,305	Mastercard, Inc., Class A	3,238,248
970	Moody’s Corporation	439,332
479	MSCI, Inc.	268,259
1,787	Paychex, Inc.	175,716
5,529	PayPal Holdings, Inc.	238,742
2,109	S&P Global, Inc.	858,911
947	Verisk Analytics, Inc.	170,015
13,488	Visa, Inc., Class A	4,627,597
		14,503,831
	TELECOMMUNICATIONS - 0.5%
53,724	AT&T, Inc.	1,112,087
3,060	T-Mobile US, Inc.	513,254
31,641	Verizon Communications, Inc.	1,339,680
		2,965,021
	TIMBER REIT - 0.0%(b)
4,273	Weyerhaeuser Company	102,296

	TOBACCO & CANNABIS - 0.5%
12,185	Altria Group, Inc.	876,711
11,374	Philip Morris International, Inc.	2,057,670
		2,934,381

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	TRANSPORTATION & LOGISTICS - 0.8%
11,241	CSX Corporation	$534,285
3,727	Delta Air Lines, Inc.	349,071
740	Expeditors International of Washington, Inc.	120,605
1,430	FedEx Corporation	447,776
718	Fedex Freight Holding Company, Inc.(a)	108,418
463	JB Hunt Transport Services, Inc.	134,006
1,603	Norfolk Southern Corporation	504,288
1,266	Old Dominion Freight Line, Inc.	274,216
2,561	Southwest Airlines Company	131,687
4,226	Union Pacific Corporation	1,149,471
2,167	United Airlines Holdings, Inc.(a)	294,690
4,668	United Parcel Service, Inc., Class B	501,810
		4,550,323
	TRANSPORTATION EQUIPMENT - 0.2%
860	Cummins, Inc.	613,361
3,362	PACCAR, Inc.	403,843
984	Westinghouse Air Brake Technologies Corporation	265,286
		1,282,490
	WHOLESALE - CONSUMER STAPLES - 0.1%
3,053	Archer-Daniels-Midland Company	233,249
2,879	Sysco Corporation	240,627
		473,876
	WHOLESALE - DISCRETIONARY - 0.0%(b)
4,776	Copart, Inc.(a)	134,635

	TOTAL COMMON STOCKS (Cost $353,554,262)	468,237,851

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUND — 19.3%
	EQUITY - 19.3%
413,081	Direxion Daily S&P 500 Bull 3X ETF (Cost $98,510,235)	$111,808,634

		Expiration Date	Exercise Price
	RIGHTS — 0.0%(b)
	ASSET MANAGEMENT - 0.0% (b)
828	TPG, Inc. - CVR(a)(c)(d)	12/31/2027	$3	—	(e)

	MEDICAL EQUIPMENT & DEVICES - 0.0% (b)
143	ABIOMED, Inc. - CVR(a)(c)(d)	12/31/2029	$35	—	(e)

	TOTAL RIGHTS (Cost $0)			—	(e)

	TOTAL INVESTMENTS - 99.9% (Cost $452,064,497)			$580,046,485
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			587,440
	NET ASSETS - 100.0%			$580,633,925

CVR	- Contingent Value Right

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2026 was $0, representing 0.0% of net assets.

(d)	The fair value of this investment is determined using significant unobservable inputs.

(e)	Amount represents less than $1.

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$572,861,306	$452,064,497
At fair value	$766,048,467	$580,046,485
Cash and cash equivalents	885,454	839,422
Dividends and interest receivable	68,447	184,535
Prepaid expenses	3,928	1,950
TOTAL ASSETS	767,006,296	581,072,392

LIABILITIES
Investment advisory fees payable	474,346	360,816
Payable to related parties	25,171	47,304
Accrued expenses and other liabilities	39,130	30,347
TOTAL LIABILITIES	538,647	438,467
NET ASSETS	$766,467,649	$580,633,925

Net Assets Consist Of:
Paid in capital	$647,627,484	$492,163,264
Accumulated earnings	118,840,165	88,470,661
NET ASSETS	$766,467,649	$580,633,925

Net Asset Value Per Share:
Net Assets	$766,467,649	$580,633,925
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,950,000	9,100,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$85.64	$63.81

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $3,571 and $7,239, respectively)	$3,790,845	$5,611,177
Interest	660,943	549,373
TOTAL INVESTMENT INCOME	4,451,788	6,160,550

EXPENSES
Investment advisory fees	5,177,157	4,284,018
Administrative services	336,634	307,882
Custodian fees	57,567	63,855
Compliance officer fees	32,025	21,022
Printing and postage expenses	23,451	20,276
Trustees fees and expenses	23,093	22,951
Audit fees	22,771	22,771
Legal fees	17,792	17,847
Transfer agent fees	14,949	11,859
Insurance expense	6,000	5,475
Other expenses	14,706	17,573
TOTAL EXPENSES	5,726,145	4,795,529

NET INVESTMENT INCOME (LOSS)	(1,274,357)	1,365,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	116,464,536	68,068,876
Net realized gain on investments	5,740,766	6,413,978
Foreign currency transactions	(64)	—
	122,205,238	74,482,854

Net change in unrealized appreciation on investments	39,074,307	11,504,305

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	161,279,545	85,987,159

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$160,005,188	$87,352,180

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income (loss)	$(1,274,357)	$1,661,008
Net realized gain on investments, in-kind redemptions, and foreign currency transactions	122,205,238	14,727,519
Net change in unrealized appreciation on investments	39,074,307	33,275,745
Net increase in net assets resulting from operations	160,005,188	49,664,272

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,391,450)	(1,333,495)
Net decrease in net assets resulting from distributions to shareholders	(1,391,450)	(1,333,495)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	293,149,332	58,121,434
Cost of shares redeemed	(269,751,880)	(17,211,641)
Net increase in net assets resulting from shares of beneficial interest	23,397,452	40,909,793

TOTAL INCREASE IN NET ASSETS	182,011,190	89,240,570

NET ASSETS
Beginning of Year	584,456,459	495,215,889
End of Year	$766,467,649	$584,456,459

SHARE ACTIVITY
Shares Sold	3,950,000	900,000
Shares Redeemed	(3,650,000)	(300,000)
Net increase in shares of beneficial interest outstanding	300,000	600,000

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
FROM OPERATIONS
Net investment income	$1,365,021	$2,508,971
Net realized gain on investments, in-kind redemptions, and foreign currency transactions	74,482,854	15,657,353
Net change in unrealized appreciation on investments	11,504,305	24,861,114
Net increase in net assets resulting from operations	87,352,180	43,027,438

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(2,218,755)	(1,755,910)
Net decrease in net assets resulting from distributions to shareholders	(2,218,755)	(1,755,910)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	180,006,941	74,892,504
Cost of shares redeemed	(174,186,655)	(24,367,263)
Net increase in net assets resulting from shares of beneficial interest	5,820,286	50,525,241

TOTAL INCREASE IN NET ASSETS	90,953,711	91,796,769

NET ASSETS
Beginning of Year	489,680,214	397,883,445
End of Year	$580,633,925	$489,680,214

SHARE ACTIVITY
Shares Sold	3,100,000	1,450,000
Shares Redeemed	(3,000,000)	(500,000)
Net increase in shares of beneficial interest outstanding	100,000	950,000

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$67.57	$61.52	$47.20	$36.94	$47.92

Activity from investment operations:
Net investment income (loss) (1)	(0.15)	0.20	0.16	0.23	(0.18)
Net realized and unrealized gain (loss) on investments	18.38	6.01	14.30	10.03	(10.80)
Total from investment operations	18.23	6.21	14.46	10.26	(10.98)

Less distributions from:
Net investment income	(0.16)	(0.16)	(0.14)	—	—
Total distributions	(0.16)	(0.16)	(0.14)	—	—

Net asset value, end of year	$85.64	$67.57	$61.52	$47.20	$36.94
Total return (3)	27.01%	10.08%	30.70%	27.77%	(22.91)%
Net assets, at end of year (000s)	$766,468	$584,456	$495,216	$328,057	$251,220

Ratio of net expenses to average net assets (4)	0.85%	0.86%	0.86%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets (4)	(0.19)%	0.31%	0.31%	0.61%	(0.37)%
Portfolio Turnover Rate (2)	75%	165%	124%	45%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$54.41	$49.43	$39.33	$34.69	$39.95

Activity from investment operations:
Net investment income (1)	0.15	0.29	0.26	0.36	0.03
Net realized and unrealized gain (loss) on investments	9.49	4.90	10.10	4.48	(5.23)
Total from investment operations	9.64	5.19	10.36	4.84	(5.20)

Less distributions from:
Net investment income	(0.24)	(0.21)	(0.26)	(0.20)	(0.06)
Return of capital	—	—	—	—	(0.00	) (4)
Total distributions	(0.24)	(0.21)	(0.26)	(0.20)	(0.06)

Net asset value, end of year	$63.81	$54.41	$49.43	$39.33	$34.69
Total return (3)	17.73%	10.49%	26.48%	14.06%	(13.05)%
Net assets, at end of year (000s)	$580,634	$489,680	$397,883	$289,043	$260,205

Ratio of net expenses to average net assets (5)	0.86%	0.87%	0.89%	0.92%	0.89%
Ratio of net investment income to average net assets (5)	0.24%	0.58%	0.60%	1.03%	0.06%
Portfolio Turnover Rate (2)	64%	151%	114%	59%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents less than $0.005.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

See accompanying notes to financial statements.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index. The investment objectives of each Fund are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 is intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

(“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for the Funds’ assets measured at fair value:

HCM Defender 100 Index ETF
Assets*	Level 1	Level 2		Level 3	Total
Common Stocks	$615,625,635	$—		$—	$615,625,635
Exchange-Traded Fund	150,422,832	—		—	150,422,832
Total	$766,048,467	$—		$—	$766,048,467

HCM Defender 500 Index ETF
Assets*	Level 1	Level 2		Level 3	Total
Common Stocks	$468,237,851	$—		$—	$468,237,851
Exchange-Traded Fund	111,808,634	—		—	111,808,634
Rights	—	—	^	—	—
Total	$580,046,485	$—		$—	$580,046,485

The Funds did not hold any Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

^	Includes securities valued at $0.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for each Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year June 30, 2023 through June 30, 2025, or expected to be taken in the Funds’ June 30, 2026 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. For the year ended June 30, 2026, QQH and LGH had a realized loss of $64 and $0 on foreign currency transactions, respectively.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$481,623,552	$482,540,219
LGH	$340,701,188	$338,081,780

For the year ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$287,706,168	$265,709,481
LGH	$177,026,068	$174,233,198

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the year ended June 30, 2026, the Adviser earned $5,177,157, and $4,284,018 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

Ticker Symbol	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
QQH	$500	2.00%*
LGH	$1,000	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2026, and June 30, 2025, were as follows:

For the year ended June 30, 2026
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$1,391,450	$—	$—	$—	$1,391,450
HCM Defender 500 Index ETF	2,218,755	—	—	—	2,218,755

For the year ended June 30, 2025
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$1,333,495	$—	$—	$—	$1,333,495
HCM Defender 500 Index ETF	1,755,910	—	—	—	1,755,910

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

As of June 30, 2026, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Defender 100 Index ETF	$—	$—	$(395,876)	$(51,035,806)	$—	170,271,847	$118,840,165
HCM Defender 500 Index ETF	772,777	—	—	(23,400,826)	—	111,098,710	88,470,661

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Defender 100 Index ETF	$395,876
HCM Defender 500 Index ETF	—

At June 30, 2026, the Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Defender 100 Index ETF	$50,012,977	$1,022,829	$51,035,806	$27,552,518
HCM Defender 500 Index ETF	23,103,171	297,655	23,400,826	19,156,677

Permanent book and tax differences, primarily attributable to the tax adjustments for realized gain (loss) on in-kind redemptions, and the book/tax basis treatment of prior year tax returns, net operating losses and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2026, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Defender 100 Index ETF	$111,411,833	$(111,411,833)
HCM Defender 500 Index ETF	66,401,429	(66,401,429)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax purposes	Appreciation	Depreciation	App/Dep
HCM Defender 100 Index ETF	$595,776,620	$203,227,235	$(32,955,388)	$170,271,847
HCM Defender 500 Index ETF	468,947,775	132,747,752	(21,649,042)	111,098,710

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF (collectively, the Funds), including the schedules of investments, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Howard Capital Management, Inc. investment companies since 2015.

Boston, Massachusetts
August 28, 2026

The HCM ETFs
Additional Information (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Advisory Agreement – HCM Defender 100 Index ETF and HCM Defender 500 Index ETF

In connection with a meeting held on February 23-24, 2026, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Howard Capital Management, Inc. (the “Adviser”) and the Trust, with respect to HCM Defender 100 Index ETF (“HCM 100”) and HCM Defender 500 Index ETF (“HCM 500”), (collectively, the “HCM ETFs”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the HCM ETFs and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser was founded in 1999 and had approximately $8.3 billion in total assets under management. The Board reviewed the background information of key investment personnel servicing the HCM ETFs, including a new chief compliance officer, and recognized the breadth of their collective investment experience. The Board discussed HCM’s continued utilization of its proprietary quantitative model which generated buy/sell signals to determine investment decisions for each HCM ETF. The Board noted HCM enhanced the models with third-party research on interest rate direction, international markets update, and macroeconomic factors. The Board reviewed HCM’s use of its proprietary model to mitigate downside risk in the HCM ETFs. The Board observed that HCM had specified inputs in its proprietary model to ensure compliance with each HCM ETF’s investment limitations. The Board noted that HCM retained a third-party consultant to provide an annual audit of HCM’s cybersecurity protocols. The Board noted that HCM selected broker/dealers based on best execution. The Board further noted that HCM had reported no material compliance, litigation or cybersecurity issues. The Board acknowledged that HCM underwent a routine SEC examination in June 2025 that resulted in a deficiency letter which HCM worked to remedy. The Board observed that HCM did not use artificial intelligence tools to provide advisory services.

The Board observed that the Adviser monitored liquidity, bid/ask spreads, share price, NAV per share and volume during market hours. The Board discussed that the Adviser reviewed the quality of creation and redemption units each time shares were created or redeemed, and that tracking error was monitored on a real time basis.

The Board concluded that it could reasonably expect the Adviser to continue providing quality service to each HCM ETF and its respective shareholders.

The HCM ETFs
Additional Information (Unaudited)(Continued)
June 30, 2026

Performance.

HCM 100— The Board commented that HCM 100 earned a 4-star Morningstar rating and outperformed its Morningstar category while underperforming its peer group and the HCM Defender 100 Index over the 1-year period. The Board further noted that HCM 100 outperformed its peer group and Morningstar category and underperformed the index over the 3-year, 5-year and since inception periods. The Board recognized that HCM 100 attempted to combat the effects of fee drag by using leveraged ETFs to better track the Index.

HCM 500— The Board noted that HCM 500 earned a 3-star Morningstar rating and outperformed its peer group, Morningstar category, and the HCM Defender 500 Index over all time periods. The Board acknowledged that HCM 500 tracked the index with negligible tracking errors.

The Board considered the Adviser’s analysis of the factors that impacted performance, and the Adviser’s ongoing efforts to achieve superior results. After further discussion, the Board concluded that the performance of each HCM ETF was satisfactory.

Fees and Expenses. The Board noted that the advisory fee of each HCM ETF was higher than its peer group and Morningstar category medians and averages. The Board considered the Adviser’s explanation for its fees which included that its proprietary model had been developed over many years through extensive research and was continually evaluated and calibrated to keep up with the ever-changing market. The Board discussed that the Adviser believed the utilization of its proprietary model commanded a premium. The Board concluded that the advisory fee for each HCM ETF was not unreasonable.

Economies of Scale. The Board discussed the size of HCM 100 and HCM 500 and their respective prospects for growth and concluded that that neither had achieved meaningful economies that would necessitate the establishment of breakpoints but noted its willingness to negotiate breakpoints when each exceeded a specified level of assets.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the HCM ETFs and noted that the Adviser had earned a reasonable profit in connection with each HCM ETF. The Board acknowledged the Adviser’s continuing investments in resources to effectively manage the HCM ETFs. The Board concluded that the Adviser’s profitability for each of the HCM ETFs was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the HCM ETFs and their respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the HCM ETFs.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-770-642-4902, by visiting https://howardcmfunds.com/ or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	09/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	09/04/2026

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	09/04/2026